Financial liabilities	6 Months Ended
Jun. 30, 2020
Financial liabilities
Financial liabilities

11 Financial liabilities

11.1Interest-bearing liabilities

in EUR k	Dec 31, 2019	Jun 30, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	968	567
Municipal loans	610	—
Total non‑current loans	1,578	567
Lease liabilities	18,069	18,948
Total non‑current liabilities	19,647	19,515

Current liabilities
Current portion of secured bank loans	802	802
Other bank loans	—	438
Bank overdrafts	2,636	3,127
Municipal loans	250	—
Total current loans	3,688	4,367
Current portion of lease liabilities	3,635	3,411
Total current liabilities	7,323	7,778

Total non‑current and current liabilities	26,970	27,293

As of June 30, 2020, short-term cash deposits of EUR 1,500k (December 31, 2019: EUR 1,500k) were used to secure the secured bank loan outstanding (see note 9).

Other bank loans outstanding as of June 30, 2020 represented bank loans granted under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) which was enacted in March 2020 in the United States, which was a stimulus bill intended to, among other things, bolster, among other things, the U.S. economy, and provide assistance to qualifying businesses and individuals. The CARES Act included an infusion of funds into the healthcare system.  The loans were to be used for payment of payroll to employees in the United States, as well as rent and other utility payment obligations.  Subject to certain reporting and review requirements, the Company may apply for forgiveness of the amount during the 8-week period beginning on the date of first disbursement of the loans.  The Company is in the process of preparing the relevant application and anticipates the result of the forgiveness will be available in 2020.  The amount which is forgiven will be considered as government grant income, while any remaining amount not forgiven will be repaid by the Company.  Accordingly, the entire amount was classified as current.

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing liabilities as of June 30, 2020 and December 31, 2019 have the following conditions:

				Dec 31, 2019		Jun 30, 2020
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	3.95%	2018‑25	1,770	1,770	1,369	1,369
Other bank loan	USD	1%	2020-22	—	—	438	438
Municipal loan	EUR	8.25%; plus 1.5% profit-related; 0.75% on losses	2018-23	500	500	—	—
Municipal loan	EUR	8%; plus 1.5% profit-related; 0.75% on losses	2021	360	360	—	—
Bank overdrafts	EUR	4.46%	2022	476	476	478	478
Bank overdrafts	EUR	3.75%	Rollover	2,160	2,160	2,346	2,346
Bank overdrafts	EUR	3.59%	Rollover	—	—	303	303
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-8.9%	2017-31	21,704	21,704	22,359	22,359
Total interest‑bearing financial liabilities				26,970	26,970	27,293	27,293

*     represents the incremental borrowing rate of the Group at the commencement of the leases

The bank overdrafts of EUR 2,346k as of June 30, 2020 (December 31, 2019: EUR 2,160k) were secured by short-term deposits with a carrying amount of EUR 2,500k (December 31, 2019: EUR 2,500k) (see note 9). The bank overdrafts of EUR 478k (December 31, 2019: EUR 476k) were secured by guarantees provided by certain of the Company's shareholders as of December 31, 2019, and were released providing security over a short-term deposit with a carrying amount of EUR 500k subsequent to the year end (see note 9).

The municipal loan due to MBMV (Mittelständische Bürgschaftsbank Mecklenburg-Vorpommern) of EUR 860k outstanding as of December 31, 2019 was secured by guarantees provided by the Group's shareholders, and were released upon full repayment in February 2020.

11.2Trade payables and other liabilities

in EUR k	Dec 31, 2019	Jun 30, 2020
Trade payables	8,554	8,828
Government grants (deferred income)	11,289	10,959
Liability for Virtual Stock Option Program	2,769	2,766
Contract liabilities	3,748	3,800
Others	5,258	7,666
Trade payables and other liabilities	31,618	34,019
Non‑current	9,941	9,575
Current	21,677	24,444

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, "Verbesserung der regionalen Wirtschaftsstruktur" (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. Additional grants received during the six months ended June 30, 2020 are related to the purchase of certain items of property, plant and equipment amounted to EUR 390k (the six months ended June 30, 2019: EUR 341k).

In addition, other liabilities include personnel-related liabilities for vacation and bonuses totaling EUR 2,907k (December 31, 2019: EUR 2,264k) as well as liabilities for wage and church tax of EUR 527k (December 31, 2019: EUR 376k). Other liabilities as of June 30, 2020 include costs related to the July 2020 Offering of EUR 725k, while other liabilities as of December 31, 2019 included costs relating to the IPO of EUR 565k.